FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Fair Value Measurement
FAIR VALUE MEASUREMENT

NOTE 6 – FAIR VALUE MEASUREMENT

Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. GulfSlope considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that GulfSlope values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instrument, can be derived from observable data, or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category include non-exchange traded derivative financial instruments as well as warrants to purchase common stock and long-term incentive plan liabilities calculated using the Black-Scholes model to estimate the fair value as of the measurement date.
Level 3:	Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity).

As required by ASC 820-10, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

Fair Value on a Recurring Basis

The following table sets forth by level within the fair value hierarchy the Company’s derivative financial instruments that were accounted for at fair value on a recurring basis as of June 30, 2019:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value as of
Derivative Financial Instrument at September 30, 2018	$—	$(271,710)	$—	$(271,710)
Issuance of Derivative Financial Instruments	—	(3,521,907)	—	(3,521,907)
Derivative Financial Instrument at June 30, 2019	$—	$(3,917,008)	$—	$(3,917,008)

Non-recurring fair value assessments include impaired oil and natural gas property assessments and stock based compensation. During the nine months ended June 30, 2019, the Company recorded an impairment of $4.2 million to its oil and natural gas properties for the expiration of oil and natural gas leases whose value was determined to be zero.

NOTE 8 – Fair Value Measurement

Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. GulfSlope considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that GulfSlope values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instrument, can be derived from observable data, or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category include non-exchange traded derivative financial instruments as well as long-term incentive plan liabilities calculated using the Black-Scholes model to estimate the fair value as of the measurement date.
Level 3:	Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity).

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

Fair Value on a Recurring Basis

The following table sets forth by level within the fair value hierarchy GulfSlope Energy, Inc.’s liabilities that were accounted for at fair value on a recurring basis as of September 30, 2018 (no financial assets or liabilities were accounted for at fair value on a recurring basis as of September 30, 2017):

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Carrying
Description	(Level 1)	(Level 2)	(Level 3)	Value as of
	(In thousands)
Derivative Financial Instrument	$—	$(271,710)	$—	$(271,710)
Total as of Total as of September 30, 2018	$—	$(271,710)	$—	$(271,710)

During the years ended September 30, 2018 and 2017, the Company did not have any assets or liabilities measured at fair value on a non-recurring basis.